OTHER TAXES PAYABLE	12 Months Ended
Dec. 31, 2011
OTHER TAXES PAYABLE
OTHER TAXES PAYABLE

9.                                      OTHER TAXES PAYABLE

Other taxes payable consisted of the following:

	December 31,
	2010	2011

Business taxes and other tax payable	1,990	1,460
Individual income taxes payable	384	520
	2,374	1,980

The Group is subject to business taxes and surcharges at a rate of 3.3% or 5.5%, which are applied to service revenues generated from tutoring program. The Group is also required to withhold PRC individual income taxes on employees’ payroll for remittance to tax authorities.